Investments, at Fair Value - Narrative (Details) $ in Thousands				1 Months Ended	3 Months Ended						12 Months Ended
	Apr. 27, 2022 USD ($)	Apr. 01, 2022 USD ($)	Jul. 17, 2020 USD ($)	Nov. 30, 2021 USD ($)	Jun. 30, 2023 USD ($) investmentFund underlyingInvestment		Jun. 30, 2022 USD ($)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2023 USD ($) investmentFund underlyingInvestment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percent of investments not subject to redemption					97.00%						96.00%
Alternative investment funds | investmentFund					286						286
Underlying investments | underlyingInvestment					931						952
Percent of underlying investments in private companies					91.00%						91.00%
Purchase of put options					$ 0		$ 7,451		$ 0	$ 0	$ 7,451	$ 0	$ 14,775
Proceeds from equity interest							2,430	[1]			2,430
Gain (loss) on investment					(3,461)		(12,020)		(56,011)	(2,180)	(51,421)	31,837	(30,670)
Investments					489,290				674,170		497,221
Noncredit-related portion of net unrealized gains (losses)					4,290	[2]	(1,798)	[1]	110	$ 0	11,226	(1,436)	0
Credit-related portion of other-than-temporary impairment on investment in debt securities					0		12,600		4,900		12,600	13,700
Equity securities without readily determinable fair value					26,800				1,200		21,600
Equity impairment loss					0				0		0	0	0
Proceeds from sale of put options held by Ben												1,843	0
Equity securities, upward adjustment											10,800
Ben
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity securities without readily determinable fair value					0				0		0
Put options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Notational amount of put options		$ 141,300	$ 300,000
Gain (loss) on investment					(2,300)		1,800				(3,500)	$ (5,200)	$ (7,800)
Investments					1,700				0		4,000
Proceeds from sale of put options held by Ben				$ 1,800
Recognized loss				$ 12,900
Put options | Ben
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investment					(1,700)		$ 1,300				(2,500)
CT Risk Management, L.L.C. | Put options
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Purchase of put options		$ 5,000	$ 14,800
Proceeds from equity interest	$ 2,400
Class A common stock, par value $0.001 per share | GWG Holdings
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of common stock					100				67,200		3,700
Class A common stock, par value $0.001 per share | Other Public Companies
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of common stock					$ 4,900				$ 2,500		$ 5,100

[1]	Retroactively adjusted March 31, 2022 and three months ended June 30, 2022 for de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted March 31, 2023 for de-SPAC merger transaction as described in Note 4.